Taxation - Summary of Deferred Tax in Connection With Unused Tax Losses Carried Forward (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred tax liability (asset) [abstract]
Total unused tax losses carried forward	€ 1,732	€ 1,876
Unused tax losses carried forward not recognised as a deferred tax asset	1,074	973
Unused tax losses carried forward recognised as a deferred tax asset	€ 658	€ 903
Average tax rate	19.50%	22.50%
Deferred tax asset	€ 128	€ 203